Basis of Presentation and Significant Accounting Policies - Additional Information (Detail) (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Significant Accounting Policies [Line Items]
Foreign currency exchange gains(losses)	¥ (1,992)	¥ 9,130	¥ (3,287)
Change in estimates of net income (loss)		10,785
Increase in basic and diluted net income attributable to Canon Inc.		¥ 9.19
Advertising expenses	86,398	83,134	81,232
Shipping and handling cost	47,460	38,499	43,308
Patented Technology
Significant Accounting Policies [Line Items]
Intangible assets, useful life	3 years
Customer Relationships
Significant Accounting Policies [Line Items]
Intangible assets, useful life	5 years
Maximum | Computer software, intangible asset
Significant Accounting Policies [Line Items]
Intangible assets, useful life	5 years
Maximum | License Fees
Significant Accounting Policies [Line Items]
Intangible assets, useful life	10 years
Maximum | Building
Significant Accounting Policies [Line Items]
Depreciation period	60 years
Maximum | Machinery and Equipment
Significant Accounting Policies [Line Items]
Depreciation period	20 years
Maximum | Assets Leased to Others
Significant Accounting Policies [Line Items]
Depreciation period	5 years
Minimum
Significant Accounting Policies [Line Items]
Benefits from tax positions	50.00%
Minimum | Computer software, intangible asset
Significant Accounting Policies [Line Items]
Intangible assets, useful life	3 years
Minimum | License Fees
Significant Accounting Policies [Line Items]
Intangible assets, useful life	5 years
Minimum | Building
Significant Accounting Policies [Line Items]
Depreciation period	3 years
Minimum | Machinery and Equipment
Significant Accounting Policies [Line Items]
Depreciation period	1 year
Minimum | Assets Leased to Others
Significant Accounting Policies [Line Items]
Depreciation period	2 years
Available-for-sale Securities
Significant Accounting Policies [Line Items]
Cash equivalents	¥ 183,078	¥ 141,729
Available-for-sale Securities | Maximum
Significant Accounting Policies [Line Items]
Cash equivalents, maturity period	3 months	3 months
Foreign Country
Significant Accounting Policies [Line Items]
Net sales Percentage	80.80%	79.30%	80.50%
Number of manufacturing plants	18
Americas
Significant Accounting Policies [Line Items]
Net sales Percentage	28.40%	27.00%	27.00%
Europe
Significant Accounting Policies [Line Items]
Net sales Percentage	30.10%	29.10%	31.30%
Asia and Oceania
Significant Accounting Policies [Line Items]
Net sales Percentage	22.30%	23.20%	22.20%
JAPAN
Significant Accounting Policies [Line Items]
Number of manufacturing plants	28
Office Business Unit
Significant Accounting Policies [Line Items]
Net sales Percentage	53.60%	50.50%	53.90%
Imaging System Business Unit
Significant Accounting Policies [Line Items]
Net sales Percentage	38.80%	40.40%	36.90%
Industry and Others Business Unit
Significant Accounting Policies [Line Items]
Net sales Percentage	10.00%	11.70%	11.80%
Intersegment Eliminations
Significant Accounting Policies [Line Items]
Net sales Percentage	2.40%	2.60%	2.60%
Hewlett Packard Company
Significant Accounting Policies [Line Items]
Net sales Percentage	17.60%	17.00%	19.30%